Expense Example, No Redemption - First Trust Dow Jones Dividend and Income Allocation Portfolio	I 1 Year	I 3 Years	I 5 Years	I 10 Years	II 1 Year	II 3 Years	II 5 Years	II 10 Years
USD ($)	122	383	664	1,465	97	305	530	1,177